UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10421

Name of Fund:  BBH Common Settlement Fund II, Inc.

Fund Address:  40 Water Street
Boston, MA  02109-3661

Name and address of agent for service:
Michael D. Martins, Principal Financial Officer,
BBH Common Settlement Fund II, Inc., 40 Water Street,
Boston, MA, 02109
Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number,
including area code:  (800) 625-5759


Date of fiscal year end: 06/30


Date of reporting period: SEPTEMBER 30, 2004

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH Common Settlement Fund II, Inc.

The Fund's underlying assets are
 invested with the
Master Fund (BBH US Money Market
 Portfolio 1940 Act File Number 811-08842)


ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the
 registrant's disclosure controls and
 procedures as conducted within 90 days
 of the filing date of this
Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that
 the material information required to be
disclosed by the registrant on this
report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no significant changes in the
registrant's internal controls or in
other factors that could significantly affect
 these
     	controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a)	The certifications required by Rule
30a-2(a) under the Act are attached as
 exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE
 EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1.	I have reviewed this report on Form N-Q
 on behalf of: BBH Common Settlement
 Fund II, Inc. ("registrant");

2.	Based on my knowledge, this report does
not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to
   	the period covered by this report;

3.	Based on my knowledge, the schedules of
investments included in this report, fairly
 present in all material respects the
investments of the
   registrant as of the end of the fiscal
 quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
    (as defined in rule 30a-3(c) under the
Investment Company Act of 1940) for the
registrant and have:

a.	designed such disclosure controls and
 procedures, or caused such disclosure
 controls and procedures to be designed
under our supervision,
to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b.	designed such internal control over
financial reporting, or caused such internal
 control over financial reporting to be
designed under
our supervision, to provide reasonable assurance
 regarding the reliability of financial
reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c.	evaluated the effectiveness of the
registrant's disclosure controls and
 procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.	disclosed in this report any change
 in the registrant's internal control over financial reporting that occurred during the registrant's
most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's
    board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
 weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's
 ability to record, process, summarize, and report financial information;
   	and

b.	any fraud, whether or not material, that
involves management or other employees
who have a significant role in the
registrant's internal
control over financial reporting.



Date:  November 19, 2004



/s/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE
 FINANCIAL OFFICER.

I, Michael D. Martins, certify that:

1.	I have reviewed this report on Form
N-Q on behalf of: BBH Common Settlement Fund II,
Inc. ("registrant");

2.	Based on my knowledge, this report
does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of
the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of
investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal
 quarter for which the report is filed;

4.	The registrant's other certifying officer
and I are responsible for establishing and maintaining disclosure controls and procedures
 (as
defined in rule 30a-3(c) under the Investment
Company Act of 1940) for the registrant and have:

a.	designed such disclosure controls and
 procedures, or caused such disclosure
controls and procedures to be designed
under our
supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities,
particularly during the period in which
this report is being prepared;


b.	designed such internal control over
financial reporting, or caused such internal
 control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in
 accordance with generally accepted accounting principles.


c.	evaluated the effectiveness of the
registrant's disclosure controls and
procedures and presented in this report
 our conclusions
about the effectiveness of the disclosure controls and procedures, as of a date within
 90 days prior to the filing date of this report based on such evaluation; and

d.	disclosed in this report any change in the
 registrant's internal control over financial reporting that occurred during the registrant's  most recent fiscal quarter that
 has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer
 and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
 weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial
information; and

b.	any fraud, whether or not material, that
involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 19, 2004



/s/ Michael D. Martins
==========================
Michael D. Martins
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
 Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)BBH Common Settlement Fund II,  Inc.
            ----------------------------------


By (Signature and Title)*   /s/ John A. Nielsen
                           -------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  November 19, 2004

Pursuant to the requirements of the
Securities Exchange Act of 1934 and
 the Investment Company Act of 1940,
 this report has been signed below
by the following persons on behalf of
 the registrant and in the capacities
and on the dates indicated.



By (Signature and Title)*  /s/ Michael D. Martins
                          ---------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date: November 19, 2004


Print name and title of each signing
 officer under his or her signature.